UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Genesis Asset Management LLC
           -----------------------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA 94133
           -----------------------------------------------------

Form 13F File Number: 28-05737
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Gail P. Seneca
        -------------------------
Title:  President
        -------------------------
Phone:  (415) 486-6727
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Gail P. Seneca                 San Francisco, CA                  05/11/2004
------------------                 -----------------                  ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           93
                                         -----------
Form 13F Information Table Value Total:      $63,467
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Actel Corp                     COM              004934105      230   10150 SH       SOLE              10150      0    0
Activision Inc                 COM              004930202      314   19830 SH       SOLE              19830      0    0
Aetna Inc                      COM              00817Y108     1364   15200 SH       SOLE              15200      0    0
Affiliated Computer Svcs-A     COM              008190100      975   18790 SH       SOLE              18790      0    0
Alliance Data Systems Corp.    COM              018581108     1108   33040 SH       SOLE              33040      0    0
Alliance Gaming Corp           COM              01859P609      267    8300 SH       SOLE               8300      0    0
Avery Dennison Corp            COM              053611109     1046   16810 SH       SOLE              16810      0    0
Axcan Pharma Inc               COM              054923107      242   12710 SH       SOLE              12710      0    0
BEA Systems Inc                COM              073325102      981   77130 SH       SOLE              77130      0    0
BJ Services Co                 COM              055482103     1493   34500 SH       SOLE              34500      0    0
BJ's Wholesale Club Inc.       COM              05548J106      387   15200 SH       SOLE              15200      0    0
Belo Corporation-A             COM              080555105     1297   46720 SH       SOLE              46720      0    0
Biogen Idec Inc.               COM              09062X103     1474   26510 SH       SOLE              26510      0    0
Biomet Inc                     COM              090613100      981   25570 SH       SOLE              25570      0    0
Block H & R Inc.               COM              093671105     1007   19740 SH       SOLE              19740      0    0
CNET Networks Inc.             COM              12613r104      316   30600 SH       SOLE              30600      0    0
Cache Inc                      COM              127150308      304    9270 SH       SOLE               9270      0    0
Caremark RX Inc.               COM              141705103     1501   45130 SH       SOLE              45130      0    0
Cathay General Bancorp         COM              149150104      203    3090 SH       SOLE               3090      0    0
Chico's FAS Inc.               COM              168615102     1239   26700 SH       SOLE              26700      0    0
Coach Inc                      COM              189754104     1164   28400 SH       SOLE              28400      0    0
Cooper Companies Inc           COM              216648402      270    5000 SH       SOLE               5000      0    0
Cott Corporation               COM              22163N106      247    8400 SH       SOLE               8400      0    0
Crane Co.                      COM              224399105      269    8140 SH       SOLE               8140      0    0
Cypress Semiconductor Corp     COM              232806109      989   48300 SH       SOLE              48300      0    0
DJ Orthopedics Inc             COM              23325G104      311   12040 SH       SOLE              12040      0    0
Darden Restaurants Inc         COM              237194105     1286   51870 SH       SOLE              51870      0    0
Dendrite International Inc     COM              248239105      184   11520 SH       SOLE              11520      0    0
Dycom Industries               COM              267475101      301   11350 SH       SOLE              11350      0    0
E M C Corp Mass                COM              268648102      138   10150 SH       SOLE              10150      0    0
Embarcadero Technologies Inc   COM              290787100      221   17340 SH       SOLE              17340      0    0
F5 Networks Inc                COM              315616102      369   10900 SH       SOLE              10900      0    0
Fair Isaac Corp                COM              303250104      947   26250 SH       SOLE              26250      0    0
Fairchild Semicon Intl CL A    COM              303726103     1032   42960 SH       SOLE              42960      0    0
Family Dollar Stores Inc       COM              307000109     1107   30780 SH       SOLE              30780      0    0
Foundry Networks Inc           COM              35063R100     1148   66840 SH       SOLE              66840      0    0
Furniture Brands Intl Inc      COM              360921100      279    8660 SH       SOLE               8660      0    0
Gemstar Intl Group Ltd         COM              36866W106      723  107760 SH       SOLE             107760      0    0
Gen-Probe Inc                  COM              36866t103      300    9000 SH       SOLE               9000      0    0
Global Payments Inc            COM              37940X102      313    6950 SH       SOLE               6950      0    0
Graftech International LTD     COM              384313102     1213   81120 SH       SOLE              81120      0    0
Gtech Holdings Corp            COM              400518106     1086   18370 SH       SOLE              18370      0    0
Harmonic Lightwaves Inc        COM              413160102      214   22020 SH       SOLE              22020      0    0
Hughes Supply Inc.             COM              444482103      279    5330 SH       SOLE               5330      0    0
Ingersoll-Rand Co              COM              G4776G101     1077   15920 SH       SOLE              15920      0    0
Invitrogen Corp                COM              46185r100     1371   19130 SH       SOLE              19130      0    0
J.M. Smucker Co                COM              832696405     1031   19540 SH       SOLE              19540      0    0
Jos A Bank Clothiers Inc.      COM              480838101      337    9300 SH       SOLE               9300      0    0
Juniper Networks Inc           COM              48203R104      948   36420 SH       SOLE              36420      0    0
Key Energy Services Inc        COM              492914106      191   17340 SH       SOLE              17340      0    0
L-3 Communications Holdings In COM              502424104     1544   25960 SH       SOLE              25960      0    0
Lennar Corp                    COM              526057104      839   15520 SH       SOLE              15520      0    0
Linens N Things Inc            COM              535679104      283    7990 SH       SOLE               7990      0    0
MKS Instruments Inc            COM              55306N104      261   10880 SH       SOLE              10880      0    0
Manor Care Inc.                COM              564055101      991   28090 SH       SOLE              28090      0    0
Mgi Pharmaceuitical            COM              552880106      345    5630 SH       SOLE               5630      0    0
Netgear Inc.                   COM              64111q104      217   15780 SH       SOLE              15780      0    0
New York Community Bancorp     COM              649445103     1079   31489 SH       SOLE              31489      0    0
Nortel Networks Corp           COM              656568102       99   16620 SH       SOLE              16620      0    0
North Fork Bancorporation Ny   COM              659424105      474   11200 SH       SOLE              11200      0    0
Northern Trust Corp            COM              665859104     1110   23830 SH       SOLE              23830      0    0
PMC-Sierra Inc                 COM              69344F106      345   20330 SH       SOLE              20330      0    0
PSS World Medical Inc.         COM              69366A100      305   27240 SH       SOLE              27240      0    0
Paccar Inc.                    COM              693718108     1709   30485 SH       SOLE              30485      0    0
Pacific Sunwear Of California  COM              694873100      265   10730 SH       SOLE              10730      0    0
Patterson Dent                 COM              703412106     1248   18220 SH       SOLE              18220      0    0
Pep Boys Manny Moe & Jack      COM              713278109      251    9040 SH       SOLE               9040      0    0
Perkinelmer Inc                COM              714046109      428   20700 SH       SOLE              20700      0    0
Qwest Software Inc.            COM              74834t103      264   16150 SH       SOLE              16150      0    0
Rockwell Automation Inc.       COM              773903109      515   14840 SH       SOLE              14840      0    0
Rohm & Haas Co                 COM              775371107     1395   35020 SH       SOLE              35020      0    0
Ryder System Inc.              COM              783549108      329    8500 SH       SOLE               8500      0    0
Sanmina-SCI CORP               COM              800907107      900   81540 SH       SOLE              81540      0    0
Serologicals Corp.             COM              817523103      200    9820 SH       SOLE               9820      0    0
Siebel Systems Inc             COM              826170102      907   78700 SH       SOLE              78700      0    0
Sonicwall Inc                  COM              835470105      185   20470 SH       SOLE              20470      0    0
Sports Authority               COM              84917u109      313    7820 SH       SOLE               7820      0    0
Staples Inc                    COM              855030102      998   39410 SH       SOLE              39410      0    0
Taro Pharmaceutical Industries COM              M8737E108      289    4980 SH       SOLE               4980      0    0
Terex Corp                     COM              880779103      266    7200 SH       SOLE               7200      0    0
Tetra Tech, Inc                COM              88162G103      251   11700 SH       SOLE              11700      0    0
Texas Capital Bancshares Inc.  COM              88224q107      174   10700 SH       SOLE              10700      0    0
Toro Co                        COM              891092108      324    5230 SH       SOLE               5230      0    0
Tractor Supply Company         COM              892356106      320    8270 SH       SOLE               8270      0    0
Trimble Navigation Ltd.        COM              896239100      266   11585 SH       SOLE              11585      0    0
Varian Medical Systems Inc     COM              92220P105     1272   14740 SH       SOLE              14740      0    0
Verisign Inc                   COM              92343E102      929   55970 SH       SOLE              55970      0    0
Watson Pharmaceuticals Inc     COM              942683103      742   17350 SH       SOLE              17350      0    0
Weight Watchers Intl Inc       COM              948626106     1099   26010 SH       SOLE              26010      0    0
Wendys Intl Corp               COM              950590109      996   24490 SH       SOLE              24490      0    0
Westamerica Bancorporation     COM              957090103      261    5170 SH       SOLE               5170      0    0
William Sonoma                 COM              969904101     1098   32100 SH       SOLE              32100      0    0
Zimmer Holdings Inc            COM              98956P102     1307   17720 SH       SOLE              17720      0    0